PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010
Total	219,884,434	164,000,238	226,819,663	133,965,228
Warrant [Member]
Total	136,941,303	117,140,234	137,841,857	103,139,628
Stock Options [Member]
Total	44,807,424	27,317,424	27,317,424	26,467,424
Convertible Debt Securities [Member]
Total	38,135,707	19,542,580	61,660,382	4,358,176